Payments, by Category - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,127.7	$ 767.4	$ 1,030.1	$ 552.6	$ 14.6	$ 4,492.4